BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Cash and Cash Equivalents (Details) - USD ($) $ in Millions	Nov. 30, 2019	Feb. 23, 2019	Feb. 24, 2018	Feb. 25, 2017	Feb. 24, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash and cash equivalents related to credit and debit card		$ 364.5	$ 315.8	$ 139.2	$ 139.2
Restricted cash	$ 10.2	$ 41.6	$ 10.5	$ 9.9